Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000143294 | Patrick Industries, Inc._1.75_2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143294 | Lyft, Inc._0.625_2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143294 | Airbnb, Inc._0_2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143294 | TripAdvisor, Inc._0.25_2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143294 | Micron Technology, Inc._6.75_2029-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143294 | Winnebago Industries, Inc._3.25_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | Garrett Motion Holdings_7.75_2032-05-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | Bentley Systems, Inc._0.125_2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | JBT Marel Corporation_0.25_2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | CNX Resources Corporation_6_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | 63900P608 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | 12653CAJ7 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | 931427AS7 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143294 | 974637AF7 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143294 | 896945AD4 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000143294 | 825252406 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000143294 | 08265TAD1 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000143294 | 534187109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000143294 | 29786AAL0 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000143294 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143294 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143294 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000143294 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000143294 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000143295 | U.S. Treasury Notes_4.375_2029-12-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143295 | Timken Company (The)_4.5_2028-12-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143295 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143295 | U.S. Treasury Notes_4.5_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | Mohawk Industries, Inc._5.85_2028-09-18
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | Penske Truck Leasing Company, L.P._5.7_2028-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | LKQ Corporation_5.75_2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | HEICO Corporation_5.25_2028-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | Bank OZK_2.75_2031-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | U.S. Treasury Notes_4.25_2028-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | 825252406 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000143295 | 92343EAL6 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143295 | 3133ERUX7 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143295 | 931427AQ1 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143295 | 489170AE0 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000143295 | 958102AM7 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143295 | 444859BF8 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000143295 | 559222BA1 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000143295 | 913017DD8 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143295 | 91282CMN8 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000143295 | 12612DAK2 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000143295 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143295 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143295 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000143295 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000143295 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143295 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.20%